Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013 segment	Dec. 31, 2012 segment	Sep. 28, 2012 Sky Growth Merger [Member]	Dec. 31, 2012 Computer software [Member] Minimum [Member]	Dec. 31, 2012 Computer software [Member] Maximum [Member]	Jun. 30, 2013 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Sep. 28, 2012 Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member] Sky Growth Merger [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] Sky Growth Merger [Member]	Dec. 31, 2012 Successor [Member] Watson/Actavis Divestiture Products [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member] Sky Growth Merger [Member]	Dec. 31, 2011 Predecessor [Member] Sky Growth Merger [Member]	Dec. 31, 2010 Predecessor [Member] Sky Growth Merger [Member]
Accounting Policies [Line Items]
Debt interest rate (percent)						7.375%	7.375%	7.375%	7.375%
Net product sales, cash collected										$ 258,000,000					$ 854,000,000	$ 941,000,000	$ 1,098,000,000
Cash purchase of equity			1,908,725,000								0	1,908,725,000	110,000,000	24,686,000				0	0	0
Inventory fair value adjustment												6,557,000						28,100,000
Property, plant and equipment estimated useful lives (years)				3 years	7 years
Distribution costs										1,000,000					2,300,000	2,500,000	2,500,000
Number of business segments	2	2
Debt issuance costs										$ 2,829,000					$ 1,876,000	$ 1,400,000	$ 304,000